Financial instruments included in the statement of financial position and impact on income - Narrative (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	€ 66,335	€ 75,283	€ 21,629	€ 41,388